MEMBERS' EQUITY AND UNIT-BASED COMPENSATION - Restricted equity plan (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		2 Months Ended		9 Months Ended				12 Months Ended
	Feb. 28, 2018	Mar. 31, 2019	Mar. 31, 2018	Feb. 29, 2020	Feb. 28, 2019	Nov. 30, 2020	Dec. 31, 2019	Nov. 30, 2019	Dec. 31, 2018	Feb. 29, 2020	Feb. 28, 2019	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting in each year										25.00%
Number of Units
Awards not vested at beginning of year (in units)		12,651	15,973			8,955		12,651		12,651	15,973
Awards granted (in units)										500	1,189
Awards released (in units)										(4,196)	(4,511)
Awards not vested at end of year (in units)	15,973			8,955	12,651					8,955	12,651
Weighted Average Grant Date Fair Value Per Unit
Awards not vested at beginning of year (in dollars per share)		$ 1.41	$ 1.50			$ 1.40		$ 1.41		$ 1.41	$ 1.50
Awards granted (in dollars per share)										1.65
Awards released (in dollars per share)										1.47	1.46
Awards canceled and forfeited (in dollars per share)											1.57
Awards not vested at end of year (in dollars per share)	$ 1.50			$ 1.40	$ 1.41					$ 1.40	$ 1.41
Weighted Average Remaining Term (in years)	3 years 3 months 18 days									1 year 6 months	2 years 1 month 6 days
Aggregate fair value of units vested during the fiscal years				$ 6.2	$ 6.6					$ 6.2	$ 6.6
Weighted average vesting period for recognition of unrecognized cost										1 year 10 months 24 days
The weighted-average contractual life of B units outstanding	3 years 3 months 18 days									1 year 6 months	2 years 1 month 6 days
Class B units
Weighted Average Grant Date Fair Value Per Unit
Weighted Average Remaining Term (in years)										7 years 1 month 6 days
Unrecognized compensation expense related to the B units				$ 10.4						$ 10.4
Weighted average vesting period for recognition of unrecognized cost										1 year 6 months
The weighted-average contractual life of B units outstanding										7 years 1 month 6 days
2015 Restricted Equity Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized restricted units										32,000,000		32,000,000
Outstanding restricted units						22,000,000				21,500,000	22,000,000
Restricted units were available for grant		0	0	0	0	0	0		0	0
Number of Units
Awards not vested at beginning of year (in units)		12,651,000				8,955,000		12,651,000		12,651,000
Awards granted (in units)								500,000
Awards released (in units)						(2,893,000)		(3,147,000)
Awards not vested at end of year (in units)				8,955,000	12,651,000	6,062,000		10,004,000		8,955,000	12,651,000
Weighted Average Grant Date Fair Value Per Unit
Awards not vested at beginning of year (in dollars per share)		$ 1.41				$ 1.40		$ 1.41		$ 1.41
Awards granted (in dollars per share)								1.65
Awards released (in dollars per share)						1.48		1.47
Awards not vested at end of year (in dollars per share)				$ 1.40	$ 1.41	$ 1.49		$ 1.49		$ 1.40	$ 1.41
Weighted average vesting period for recognition of unrecognized cost						1 year
2015 Restricted Equity Plan | Restricted Stock | Class B units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting in each year										25.00%		25.00%
Vesting period										4 years		4 years
Weighted Average Grant Date Fair Value Per Unit
Unrecognized compensation expense related to the B units						$ 5.9